Reinsurance (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2021	May 01, 2020	May 01, 2019	May 01, 2018	May 01, 2017
Reinsurance (Details) [Line Items]
Reinsurance ceding rate								85.00%	85.00%	85.00%	85.00%
Acquisition costs from reinsurance	$ 1.1	$ 2.6	$ 4.7	$ 7.0	$ 11.3	$ 25.2
Paid net			$ 9.0
Reinsurance agreement description			In addition, under the reinsurance agreements effective May 1, 2017 and May 1, 2018, LAE was ceded at a fixed rate of 3% of ceded earned premium. Under the reinsurance agreement effective May 1, 2019, LAE was ceded at a fixed rate of 6% of ceded earned premium. Under the reinsurance agreement effective May 1, 2020, LAE was ceded at a fixed rate of 4.75 – 6.0% of ceded earned premium. For the reinsurance agreements effective May 1, 2017 and May 1, 2018, the Company received a 10.2% ceding commission, sliding based on loss ratios of the ceded business. For the reinsurance agreement effective May 1, 2019, the Company received a 10.0% ceding commission. For the reinsurance agreement effective May 1, 2020, the Company received a 10.0 – 11.75% ceding commission, sliding based on loss performance of the ceded business.
Subsequent Event [Member]
Reinsurance (Details) [Line Items]
Reinsures amount							$ 4.1
Metromile insurance company [Member]
Reinsurance (Details) [Line Items]
Paid net			$ 6.2